STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS

NOTE 6 – STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS

During 2013, the Company adopted, and the shareholders approved, an incentive compensation plan (the “2013 Plan”) which served as the successor incentive compensation plan to a 2003 Stock Option Plan covering (i) 20,000,000 new shares of our common stock, plus (ii) the number of shares of our common stock subject to outstanding grants under the 2003 Plan as of the date of the 2013 Annual Meeting, plus (iii) the number of shares of our common stock remaining available for issuance under the 2003 Plan. Outstanding options for 7,990,000 shares of common stock have been issued under the 2013 Plan and the 2013 Plan will no longer be used for future grants.

On November 14, 2017, the Company’s Board of Directors adopted and in 2018 our shareholders ratified the 2017 Equity Incentive Plan (the “2017 Plan”) which provides for the issuance of awards covering 13,000,000 shares of common stock under the 2017 Plan. The 2017 Plan provides that directors, officers, employees, and consultants of the Company will be eligible to receive equity incentives under the 2017 Plan at the discretion of the Board of Directors or the Compensation Committee of the Board of Directors (the “Compensation Committee”). The Compensation Committee may adopt rules and regulations to carry out the terms of the 2017 Plan. The Plan terminates on November 14, 2027 unless sooner terminated.

The 2017 Plan is administered by the Compensation Committee which determines the persons to whom awards will be granted, the number of awards to be granted and the specific terms of each grant, including the vesting thereof, subject to the provisions of the 2017 Plan.

In connection with incentive stock options issuable under the 2017 Plan, the exercise price of each option may not be less than 100% of the fair market value of the common stock on the date of the grant (or 110% of the fair market value in the case of a grantee holding more than 10% of the outstanding stock of the Company).

Incentive stock options under all plans of the Company shall not exceed $1,000,000 per calendar year. If any employee shall have the right to first exercise any options in excess of $100,000 during any calendar year, the options in excess of $100,000 shall be deemed to be non-statutory stock options, including prices, duration, transferability and limitations on exercise.

The Company issued non-statutory stock options pursuant to contractual agreements with non-employees. Options granted under the agreements are expensed when the related service or product is provided.

Determining the appropriate fair value of stock-based awards requires the input of subjective assumptions. The Company uses the Black-Scholes option pricing model to value its stock option awards. The assumptions used in calculating the fair value represent management’s best estimates and involve inherent uncertainties and judgments.

During the nine months ended September 30, 2019 and 2018, the Company expensed $399,828 and $270,339, respectively, with respect to options.

The following table presents the weighted-average assumptions used to estimate the fair value of the stock options granted during the nine months ended September 30, 2019:

Risk Free Interest Rate	2.03%
Expected Volatility	433.91%
Expected Life (in years)	5.0
Dividend Yield	0%
Weighted average estimated fair value of
options during the period	$0.25

	Options Outstanding
			Weighted -
			Average	Aggregate
			Remaining	Intrinsic
		Weighted-	Contractual	Value
	Number of	Average	Term	(in 000’s)
	Shares	Exercise Price	(in years)	(1)
Balance as of December 31, 2018	18,613,529	$0.14

Granted	1,500,000	0.18

Balance September 30, 2019	20,113,529	$0.14

Exercisable at September 30, 2019	19,005,197	$0.14	3.2	$488

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of the Company’s common stock for options that were in-the-money at each respective period.

The following table summarizes the activities for the Company’s unvested stock options for the nine months ended September 30, 2019:

	Unvested Options

		Weighted - Average
	Number of Unvested	Grant Date
	Options	Exercise Price
Balance December 31, 2018	2,016,666	$0.18

Granted	1,500,000	0.18

Vested	(2,408,334)	0.16

Balance September 30, 2019	1,108,332	$0.21

During the nine months ended September 30, 2019, the Company amended the Consulting Agreement it has with its Chief Operating Officer and granted him options to purchase 1,000,000 shares of common stock with an exercise price of $0.195 that vest annually in equal increments over a two-year period. Additionally, during the nine months ended September 30, 2019, the Company amended the Chief Operating Officer’s consulting agreement to provide, among other things, for a monthly consulting fee of $14,500 for services provided and to extend the term of the consulting agreement to March 1, 2021.

In August 2019, the Company entered into an amendment (the “Amendment”) to the Employment Agreement, dated August 15, 2017, with Patrick White, the Chief Executive Officer of the Company (the “Employment Agreement”), which Employment Agreement automatically renewed on July 16, 2019, effective on August 15, 2019. Pursuant to the Amendment, the term was reduced to one year and Mr. White agreed to defer receipt of sums due him to improve the Company’s liquidity. Mr. White was due to receive $100,000 on August 15, 2019 representing deferred salary (the “Deferral Amount”) that he had previously agreed to defer over the two years of the initial term of his Employment Agreement. In the Amendment, Mr. White agreed to extend receipt of the Deferral Amount until August 15, 2020. In addition, he agreed to continue deferring 25% of his base salary over the one-year term until August 15, 2020. In connection with entering into the Amendment, the Company granted Mr. White 500,000 five-year fully vested incentive stock options under the Company’s 2017 Equity Incentive Plan exercisable at $0.14 per share.

The following table summarizes the activities for the Company’s warrants for the nine months ended September 30, 2019:

	Warrants Outstanding
	Number of Shares	Weighted- Average Exercise Price	Weighted - Average Remaining Contractual Term in years)	Aggregate Intrinsic Value (in 000's) (1)

Balance, December 31, 2018	22,240,833	$0.31

Exercised	(200,000)	0.15

Expired	(78,225)	0.26

Balance, September 30, 2019	21,962,608	$0.32

Exercisable at September 30, 2019	21,962,608	$0.32	3.0	$--

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $0.10 for our common stock on September 30, 2019.

In May 2019, a former director made a cashless exercise of 200,000 warrants, whereby the warrant holder disposed of 128,226 shares of common stock to the Company as part of this exercise, amounting to an issuance of 71,774 shares of common stock.

NOTE 8 – STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS

On December 17, 2003, the Company created the 2003 Stock Option Plan (the “2003 Plan”). Under the 2003 Plan, the Company is authorized to grant options to purchase up to 18,000,000 shares of common stock to the Company’s employees, officers, directors, consultants, and other agents and advisors.

During 2013, the Company adopted a new incentive compensation plan (the “2013 Plan”). Under the 2013 Plan, the Company is authorized to grant awards of stock options, restricted stock, restricted stock units and other stock-based awards of up to an aggregate of 20,000,000 shares of common stock.  The 2013 Plan is intended to permit stock options granted to employees under the 2013 Plan to qualify as Incentive Stock Options.  All options granted under the 2013 Plan, which are not intended to qualify as Incentive Stock Options are deemed to be Non-Statutory Stock Options.

On November 14, 2017, the Executive Committee of the Company’s Board of Directors adopted the 2017 Equity Incentive Plan (the “Plan”) which covers the potential issuance of 13 million shares of common stock. The Plan provides that directors, officers, employees, and consultants of the Company will be eligible to receive equity incentives under the Plan at the discretion of the Board or the Board’s Compensation Committee. The Board’s Compensation Committee may adopt rules and regulations to carry out the terms of the Plan. The Plan terminates on November 14, 2027 unless sooner terminated.

The 2017 Plan is administered by a committee of the Board (“Compensation Committee”) which determines the persons to whom awards will be granted, the number of awards to be granted and the specific terms of each grant, including the vesting thereof, subject to the provisions of the plan.

In connection with Incentive Stock Options, the exercise price of each option may not be less than 100% of the fair market value of the common stock on the date of the grant (or 110% of the fair market value in the case of a grantee holding more than 10% of the outstanding stock of the Company). The aggregate fair market value (determined at the time of the grant) of stock for which an employee may exercise Incentive Stock Options under all plans of the Company shall not exceed $1,000,000 per calendar year. If any employee shall have the right to exercise any options in excess of $100,000 during any calendar year, the options in excess of $100,000 shall be deemed to be Non-Statutory Stock Options, including prices, duration, transferability and limitations on exercise.

The Company issued Non-Statutory Stock Options pursuant to contractual agreements with non-employees. Options granted under the agreements are expensed when the related service or product is provided.

Determining the appropriate fair value of stock-based awards requires the input of subjective assumptions. The Company uses the Black-Scholes option pricing model to value its stock option awards. The assumptions used in calculating the fair value represent management’s best estimates and involve inherent uncertainties and judgments.

The following table presents the weighted-average assumptions used to estimate the fair values of the stock options granted during the years ended December 31, 2018 and 2017:

	2018	2017

Risk Free Interest Rate	2.30%	1.90%
Expected Volatility	200.50%	199.20%
Expected Life (in years)	5.0	5.0
Dividend Yield	0%	0%
Weighted average estimated fair value of
options during the period	$0.17	$0.07

The following table summarizes the activities for the Company’s stock options for the year ended December 31, 2018 and 2017:

	Options Outstanding
			Weighted -
			Average
			Remaining	Aggregate
		Weighted-	Contractual	Intrinsic
	Number of	Average	Term	Value (in 000’)
	Shares	Exercise Price	(in years)	(1)

Balance as of December 31, 2016	3,282,647	$0.52

Granted	19,950,000	0.07
Forfeited/cancelled	(1,219,117)	0.48

Balance December 31, 2017	22,013,529	$0.11

Granted	1,600,000	$0.27
Exercised	(5,000,000)	$0.07

Balance December 31, 2018	18,613,529	$0.14	3.9

Exercisable at December 31, 2018	16,596,863	$0.13	3.9	$2,113

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of the Company’s common stock for options that were in-the-money at each respective period. During the years ended December 31, 2018 and 2017, the aggregate intrinsic value of options exercised under the Company’s stock option plans was $2,113,368 and $3,480,567, respectively.

The following table summarizes the activities for the Company’s unvested stock options for the year ended December 31, 2018 and 2017:

	Unvested Options
		Weighted -
		Average
		Grant
	Number of Unvested	Date Exercise Price
	Options
Balance December 31, 2016	-	$-

Granted	19,950,000	0.07

Vested	(16,833,333)	0.07

Cancelled/forfeited/expired	(450,000)	0.08

Balance December 31, 2017	2,666,667	$0.06

Granted	1,600,000	0.27

Vested	(2,250,001)	0.10

Balance December 31, 2018	2,016,666	$0.18

During the year ended December 31, 2017, 19,950,000 options were granted a weighted average exercise price of $0.07 with a term of five years.  Of the 19,950,000 options, 450,000 options were issued to a director with a three-month vesting period, 10,000,000 to the Chairman of the Board vesting immediately, 7,000,000 were issued to the Chief Executive Officer of which 5,000,000 vested immediately and 2,000,000 vest over a period of two years and 2,000,000 were issued to a director vesting over a six month period. In February 2017, the Company also issued 500,000 options to purchase common stock to a consultant which vested immediately.

During the year ended December 31, 2017, 769,117 options were forfeited from employees no longer with the Company and 450,000 options were forfeited by a director of the Company.

During the year ended December 31, 2018, the Company amended the consulting agreement held with its Chief Operating Officer and granted him 1,000,000 stock options with an exercise price of $0.2102 with 500,000 stock options vesting immediately and the remaining 500,000 stock options vesting on February 28, 2019 subject to continuing to provide consulting services.

In January 2018, the Chairman of the Board made a cashless exercise of 5,000,000 options related to services in 2017, whereby the Chairman disposed of 972,222 shares to the Company as part of his exercise, amounting to an issuance of 4,027,778 shares, see Note 7.

In November 2018, 600,000 options were granted a weighted average exercise price of $0.37 with a term of five years.  Of the 600,000 options, 500,000 options were issued to an employee of the Company vesting monthly over a six-month period, 100,000 to the Chief Financial Officer vesting quarterly over a one-year period.

For the years ended December 31, 2018 and 2017, the Company expensed $329,193 and $1,295,741 with respect to the options.

As of December 31, 2018, there was $198,438 unrecognized compensation cost related to outstanding stock options expected to vest over the weighted average of 3.9 years.

The following table summarizes the activities for the Company’s warrants for the year ended December 31, 2018 and 2017:

	Warrants Outstanding
	Number of Shares	Weighted- Average Exercise Price	Weighted - Average Remaining Contractual Term in years)	Aggregate Intrinsic Value (in 000's) (1)
Balance, December 31, 2016	9,216,451	$1.82
Issued	33,080,629	0.20
Cancelled/Forfeited	(10,004,500)	0.40

Balance, December 31, 2017	32,292,580	$0.30
Issued	18,727,769	0.15
Exercised	(22,809,908)	0.11
Expired	(1,019,608)	0.07
Cancelled/Forfeited	(4,950,000)	0.40

Balance, December 31, 2018	22,240,833	$0.31	3.70

Exercisable at December 31, 2018	22,240,833	$0.31	3.70	$1,858

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $0.22 for our common stock on December 31, 2018.

All warrants were vested on the date of grant.

During the year ended December 31, 2017, holders of Series C Preferred Stock and 3,087,500 warrants exchanged these securities for 6,175,000 shares of common stock.  See Note 7.

During the year ended December 31, 2017, holders of Series D Preferred Stock and 667,000 warrants exchanged these securities for 1,985,716 shares of common stock.  See Note 7.

During the year ended December 31, 2017, the Company issued 19,451,575 warrants to purchase common stock with an exercise price of $0.15 in connection to the sale of units occurring during the year.  See Note 7.

During the year ended December 31, 2017, the Company issued 4,402,079 warrants to purchase common stock with an exercise price of $0.15 in connection with the settlement or related party note payables.  The fair value of the warrants accounted for in Additional Paid in Capital, for the year ended December 31, 2017, was $113,586. See Note 7.

 During the year ended December 31, 2017, a director was issued and then cancelled 6,250,000 warrants to purchase common stock in connection with the settlement of the related party note payable.

During the year ended December 31, 2017, a director was issued 1,000,000 warrants to purchase common stock at an exercise price of $0.40 in connection with the issuance of notes payable.

During the year ended December 31, 2017, the Company issued 1,976,975 warrants to directors of the Board to purchase common stock at an exercise price of $0.15 in connection with services provided. See Note 7.

For the year ended December 31, 2018, the Company has received gross proceeds of $1,153,645 for the purchase of 16,513,311 shares of common stock and 16,513,311 warrants in relation to the private placement.  See Note 7.

In January 2018, the Company issued 1,749,683 shares of common stock and 1,749,683 warrants with an exercise price of $0.15 to Mr. Klapper relating to the Note payable conversion that took place in June 2017.  Additionally, 3,700,000 warrants were forfeited. See Note 5.

During the year ended December 31, 2018, in relation to the Settlement Agreement, the Company issued 464,775 warrants at an exercise price of $0.15 which were paid for in 2014 but had not been previously issued. See Note 7.

For the year ended December 31, 2018, 20,787,784 shares of warrants were exercised and a total of 20,787,784 shares of common stock were issued for gross proceeds of $2,079,345. See Note 7.

In January 2018, a member of the Board exercised 104,876 warrants with an exercise price of $0.15 and a total of 104,876 shares of common stock were issued for gross proceeds of $15,731, see Note 7.

In April 2018, the former Chief Executive Officer of the Company exercised 100,000 warrants at an exercise price of $0.01 for gross proceeds of $1,000 resulting in an issuance of 100,000 shares, see Note 7.

On July 31, 2018, a member of the Board exercised 1,439,524 warrants held by an entity under his control at an exercise price of $0.15 per share for a total price of $215,929. See note 7.

In August 2018, a warrant holder, made a cashless exercise of 366,047 warrants, whereby the warrant holder disposed of 190,386 shares to the Company as part of this exercise, amounting to an issuance of 175,661 shares.

In October 2018, a warrant holder, made a cashless exercise of 11,678 warrants, whereby the warrant holder disposed of 4,680 shares to the Company as part of this exercise, amounting to an issuance of 6,998 shares.

During the year ended December 31, 2018 an additional 1,250,000 warrants were forfeited in relation to a note payable conversion occurring in the prior year.